Sensitivity analysis (Tables)	12 Months Ended
Dec. 31, 2025
Sensitivity Analysis
Schedule of exchange rates or commodity fluctuations

	For the year ended
	December 31,
	2025	2024
Inflation (IPCA) (1)	4.3%	4.8%
Interest rate (SELIC) (2)	14.9%	12.2%

Source:  IBGE and Brazilian Central Bank.

(1) The IPCA, compiled by the Brazilian Institute of Geography and Statistics (IBGE), is a comprehensive consumer price index. The inflation figure presented reflects the accumulated variation over the preceding 12-month period.

(2) The SELIC rate, recognized as Brazil’s risk-free benchmark, is established by the Central Bank and serves as the primary instrument for the implementation of national monetary policy.

Schedule of financial assets and liabilities

			Interest Change Scenario
As of December 31, 2025	Rate Risk	Total portfolio	10%	(10%)
Financial Assets
Financial assets measured at amortized cost		42,521,279	(352,850)	352,850
Debentures	Fixed Rate	1,739,683	(10,745)	10,745
Debentures	CDI	3,941,507	51,111	(51,111)
Gross Credit Potfolio ¹	Fixed Rate	34,365,118	(378,095)	378,095
Government Securities – Other Countries (ICO)	Fixed Rate	1,511,277	(14,989)	14,989
Government Securities – Other Countries (KDB)	Fixed Rate	289,509	(2,103)	2,103
National Treasury Notes (NTN)	IPCA	94,070	384	(384)
Investment securities - National Treasury Bills (LTN)	Fixed Rate	256,000	(2,616)	2,616
Financial Treasury Bills (LFT)	SELIC	324,115	4,203	(4,203)
Financial assets measured at fair value through profit or loss		3,102,639	39,717	(39,717)
Financial Instruments - Derivatives	CDI	250,582	23,175	(23,175)
Investment securities - Financial Treasury Bills (LFT)	Selic	1,722,314	22,335	(22,335)
Investment securities - Financial Bills (LF)	CDI	210,891	2,735	(2,735)
Investment securities - National Treasury Bills (LTN)	Fixed Rate	646,754	(6,596)	6,596
Investment securities - National Treasury Notes (NTN)	Fixed Rate	139,335	(1,141)	1,141
Investments fund quotas¹	-	132,763	(791)	791

Financial Liabilities
Other Liabilities		(10,397,287)	161,526	(161,526)
Obligations related to credit assignments (Vert and FIDC)	Fixed Rate	(10,397,287)	161,526	(161,526)
Financial liabilities measured at amortized cost		(31,699,084)	(174,536)	174,536
Demand customer deposits	-	(345,801)	-	-
Funds from acceptances and issuance of securities	CDI	(6,152,941)	(79,891)	79,891
Time customer deposits	CDI	(8,025,775)	(109,627)	109,627
Debt issued and other borrowed funds	CDI	(530,311)	(6,877)	6,877
Time customer deposits	IPCA	(4,368,545)	(18,133)	18,133
Funds from acceptances and issuance of securities	Fixed Rate	(17,588)	176	(176)
Time customer deposits	Fixed Rate	(8,110,561)	87,870	(87,870)
Loans and borrowing	CDI	(667,089)	(8,651)	8,651
Debt issued and other borrowed funds	Fixed Rate	(229,027)	2,761	(2,761)
Repurchase agrements	CDI	(3,251,446)	(42,164)	42,164

(1) Based on the gross credit portfolio balance, excluding allowance for loan losses, purchase premium, and hedging effects.

			Interest Change Scenario
As of December 31, 2024	Rate Risk	Total portfolio	10%	(10%)
Financial Assets
Financial assets measured at amortized cost		27,583,439	(270,796)	270,796
Financial Treasury Bills (LFT)	SELIC	104,192	1,129	(1,129)
Debentures	CDI	1,392,720	10,030	(10,030)
National Treasury Notes (NTN)	IPCA	90,866	419	(419)
Gross Credit Potfolio (1)	Fixed Rate	24,286,705	(265,398)	265,398
National Treasury Bills (LTN)	Fixed Rate	1,174,990	(12,729)	12,729
Government Securities – Other Countries (KDB)	Fixed Rate	533,966	(4,247)	4,247
Financial assets measured at fair value through other comprehensive income		14,394	156	(156)
Securities - Financial Treasury Bills (LFT)	SELIC	14,394	156	(156)
Financial assets measured at fair value through profit or loss		1,105,089	46,349	(46,349)
Financial Instruments - Derivatives	CDI	407,994	39,330	(39,330)
Investment securities - Financial Treasury Bills (LFT)	Selic	555,577	5,991	(5,991)
Investment securities - Financial Bills (LF)	CDI	1,073	12	(12)
Investments fund quotas	-	140,445	1,016	(1,016)

Financial Liabilities
Obligations related to credit assignments		(4,459,629)	79,518	(79,518)
Obligations related to credit assignments (Vert and FIDC)	Fixed Rate	(4,459,629)	79,518	(79,518)
Financial liabilities measured at amortized cost		(20,841,533)	(59,460)	59,460
Demand customer deposits	-	(320,208)	-	-
Exchange Acceptance Resources	CDI	(3,227,072)	(35,035)	35,035
Time customer deposits	CDI	(5,444,101)	(62,669)	62,669
Loans and borrowing	CDI	(480,103)	(5,201)	5,201
Debt issued and other borrowed funds	CDI	(269,173)	(2,916)	2,916
Time customer deposits	IPCA	(4,486,875)	(20,673)	20,673
Exchange Acceptance Resources	Fixed Rate	(28,913)	278	(278)
Time customer deposits	Fixed Rate	(6,325,758)	63,872	(63,872)
Debt issued and other borrowed funds	Fixed Rate	(253,109)	2,825	(2,825)
Repurchase agrements	Fixed Rate	(6,221)	59	(59)

(1) Based on the gross credit portfolio balance, excluding allowance for loan losses, purchase premium, and hedging effects.